Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 349	$ 196
Restricted cash	16	17
Inventory (note 15)	821	781
Derivative instruments (notes 16 and 17)	156	115
Regulatory assets (note 7)	409	595
Receivables and other current assets (note 19)	2,439	1,811
Assets held for sale (note 4)	199	173
Total current assets	4,389	3,688
Property, plant and equipment ("PP&E"), net of accumulated depreciation and amortization of $10,845 and $10,442, respectively (note 21)	27,408	26,168
Other assets
Deferred income taxes (note 11)	421	392
Derivative instruments (notes 16 and 17)	42	51
Regulatory assets (note 7)	2,789	2,832
Net investment in direct finance and sales type leases (note 20)	572	610
Investments subject to significant influence (note 8)	634	654
Goodwill (note 23)	5,580	5,858
Other long-term assets (note 33)	894	538
Assets held for sale (note 4)	2,088	2,160
Total other assets	13,020	13,095
Total assets	44,817	42,951
Current liabilities
Short-term debt (note 24)	1,807	1,400
Current portion of long-term debt (note 26)	1,201	234
Accounts payable	1,948	1,992
Derivative instruments (notes 16 and 17)	534	526
Regulatory liabilities (note 7)	211	262
Other current liabilities (note 25)	535	489
Liabilities associated with assets held for sale (note 4)	391	212
Total current liabilities	6,627	5,115
Long-term liabilities
Long-term debt (note 26)	18,453	18,173
Deferred income taxes (note 11)	2,516	2,331
Derivative instruments (notes 16 and 17)	115	91
Regulatory liabilities (note 7)	1,458	1,618
Pension and post-retirement liabilities (note 22)	268	274
Other long-term liabilities (notes 8 and 27)	960	910
Liabilities associated with assets held for sale (note 4)	1,024	1,148
Total long-term liabilities	24,794	24,545
Equity
Common stock (note 12)	9,387	9,042
Cumulative preferred stock (note 29)	1,422	1,422
Contributed surplus	86	84
Accumulated other comprehensive income ("AOCI") (note 14)	873	1,261
Retained earnings	1,614	1,468
Total Emera Incorporated equity	13,382	13,277
NCI (note 30)	14	14
Total equity	13,396	13,291
Total liabilities and equity	44,817	42,951
Commitments and contingencies (note 28)